Semiannual Report

April 30, 2002

(LOGO)
| GOODWIN |
[GRAPHIC OMITTED]

Phoenix-Goodwin Multi-Sector Fixed Income Fund

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.
[GRAPHIC OMITTED]

MESSAGE FROM THE PRESIDENT


DEAR SHAREHOLDER:
      We are pleased to provide this financial summary for the six months ended April 30, 2002 for the Phoenix Multi-Series Trust.

      Please visit www.PhoenixInvestments.com for more current and complete fund information, to access your account, or to learn more about the investment manager and investing successfully. Just take the INDIVIDUAL INVESTORS path. Or, contact your financial advisor or call us at 1-800-243-1574 for information assistance.


Sincerely,

/s/  PHILIP MCLOUGHLIN

Philip McLoughlin

APRIL 30, 2002

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                          INVESTMENTS AT APRIL 30, 2002
                                   (UNAUDITED)


                                            STANDARD      PAR
                                            & POOR'S     VALUE
                                             RATING      (000)       VALUE
                                            --------    -------  ------------
AGENCY MORTGAGE-BACKED SECURITIES--2.4%

GNMA 6.50%, 5/1/32 .......................     AAA      $ 3,500  $  3,548,125
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,543,203)                                        3,548,125
-----------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED
SECURITIES--4.1%

Fannie Mae 6.125%, 3/15/12 ...............     AAA        6,000     6,177,498
-----------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $6,152,409)                                        6,177,498
-----------------------------------------------------------------------------

MUNICIPAL BONDS--4.6%

CALIFORNIA--1.5%
Fresno Pension Obligation Taxable 7.80%,
6/1/14 ...................................     AAA          500       577,445

Oakland Pension Obligation Revenue
Taxable Series A 6.95%, 12/15/08 .........     AAA        1,530     1,673,698
                                                                 ------------
                                                                    2,251,143
                                                                 ------------
CONNECTICUT--1.7%
Mashantucket Western Pequot Tribe
Revenue Taxable Series A 6.91%,
9/1/12 ...................................     AAA        1,400     1,496,866

Mashantucket Western Pequot Tribe
Revenue Taxable Series A 144A 6.57%,
9/1/13(b) ................................     AAA        1,075     1,105,143
                                                                 ------------
                                                                    2,602,009
                                                                 ------------
FLORIDA--1.4%
University of Miami Exchangeable
Revenue Taxable Series A 7.65%,
4/1/20 ...................................     AAA        2,000     2,103,240
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $6,573,801)                                        6,956,392
-----------------------------------------------------------------------------


                                            STANDARD      PAR
                                            & POOR'S     VALUE
                                             RATING      (000)       VALUE
                                            --------    -------  ------------
ASSET-BACKED SECURITIES--2.8%

Arcel Finance Ltd. 144A 5.984%,
2/1/09(b) ................................     AAA      $   675  $    678,801

Pennant CBO Ltd. 1A, D 13.43%,
3/14/11(i) ...............................      Ba        2,000     1,960,000

Prudential Holdings LLC Series FSA
7.245%, 12/18/23 .........................     AAA        1,500     1,498,155
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $4,126,709)                                        4,136,956
-----------------------------------------------------------------------------

CORPORATE BONDS--32.0%

AIRLINES--1.4%
Northwest Airlines Corp. 00-1 8.072%,
10/1/19 ..................................     AAA        1,915     2,047,847

ALUMINUM--0.7%
Century Aluminum Co. 11.75%,
4/15/08 ..................................     BB-        1,000     1,080,000

AUTO PARTS & EQUIPMENT--1.3%
Collins & Aikman Products 11.50%,
4/15/06 ..................................      B         1,000     1,012,500

Collins & Aikman Products 144A 10.75%,
12/31/11(b) ..............................      B           875       912,187
                                                                 ------------
                                                                    1,924,687
                                                                 ------------
AUTOMOBILE MANUFACTURERS--0.6%
Ford Motor Credit Co. 7.25%, 10/25/11 ....     BBB+         875       873,201

BROADCASTING & CABLE TV--1.8%
CSC Holdings, Inc. Series B 7.625%,
4/1/11 ...................................     BB+        1,250     1,172,775

Charter Comunications Holdings LLC
11.125%, 1/15/11 .........................      B+        1,000       995,000

Insight Communications, Inc. 0%,
2/15/11(d) ...............................      B-          875       562,187
                                                                 ------------
                                                                    2,729,962
                                                                 ------------

                        See Notes to Financial Statements
2

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                                            STANDARD      PAR
                                            & POOR'S     VALUE
                                             RATING      (000)       VALUE
                                            --------    -------  ------------
BUILDING PRODUCTS--0.3%
CRH America, Inc. 6.95%, 3/15/12 .........     BBB+     $   375  $    382,987

CASINOS & GAMING--2.2%
Aztar Corp. 9%, 8/15/11 ..................      B+        1,500     1,582,500

Harrahs Operating Co, Inc. 7.125%,
6/1/07 ...................................     BBB-         500       517,370

MGM Mirage, Inc. 8.50%, 9/15/10 ..........     BBB-       1,000     1,066,776

Mohegan Tribal Gaming Authority
8.125%, 1/1/06 ...........................      BB          145       149,350
                                                                 ------------
                                                                    3,315,996
                                                                 ------------
CONSUMER FINANCE--1.7%
CIT Group, Inc. 7.75%, 4/2/12 ............      A-          750       743,855

General Motors Acceptance Corp.
6.875%, 9/15/11 ..........................     BBB+       1,000     1,001,595

Household Finance Co. 6.75%, 5/15/11 .....      A           750       742,500
                                                                 ------------
                                                                    2,487,950
                                                                 ------------
DIVERSIFIED FINANCIAL SERVICES--4.8%
Middletown Trust Series C 11.75%,
7/15/10(h),(i) ...........................      A         5,835     6,126,798

Pemex Master Trust Series 144A
8.625%, 2/1/22(b) ........................     BBB-         500       516,250

Pemex Project Funding Master Trust
9.125%, 10/13/10 .........................     BBB-         500       550,000
                                                                 ------------
                                                                    7,193,048
                                                                 ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.4%
IMC Global, Inc. 6.50%, 8/1/03 ...........      B+        1,035     1,049,346

Terra Industries, Inc. Series B 10.50%,
6/15/05 ..................................      B         1,290     1,104,563
                                                                 ------------
                                                                    2,153,909
                                                                 ------------
FOOD DISTRIBUTORS--0.6%
Fleming Companies, Inc. 10.625%,
7/31/07 ..................................      B+          925       955,063

FOREST PRODUCTS--0.8%
Tembec Industries, Inc. 7.75%, 3/15/12 ...     BB+        1,250     1,250,000

GAS UTILITIES--0.7%
Amerigas Partner/Eagle Finance 8.875%,
5/20/11 ..................................     BB+        1,000     1,045,000


                                            STANDARD      PAR
                                            & POOR'S     VALUE
                                             RATING      (000)       VALUE
                                            --------    -------  ------------
HEALTH CARE DISTRIBUTORS & SERVICES--1.7%
AmerisourceBergen Corp. 8.125%,
9/1/08 ...................................     BB-      $ 1,000  $  1,065,000

Fresenius Medical Capital Trust IV
7.875%, 6/15/11 ..........................      B+        1,450     1,435,500
                                                                 ------------
                                                                    2,500,500
                                                                 ------------
HEALTH CARE FACILITIES--0.7%
Healthsouth Corp. 8.375%, 10/1/11 ........     BBB-       1,000     1,047,500

HOMEBUILDING--1.4%
Ryland Group 8%, 8/15/06 .................     BB+        1,000     1,030,000
WCI Communities, Inc. 9.125%, 5/1/12 .....      B         1,000     1,010,000
                                                                 ------------
                                                                    2,040,000
                                                                 ------------
HOTELS--1.7%
Park Place Entertainment Corp. 7%,
7/15/04 ..................................     BBB-       1,000     1,009,051

Starwood Hotels Resorts Worldwide, Inc.
7.875%, 5/1/12 ...........................     BBB-       1,500     1,513,125
                                                                 ------------
                                                                    2,522,176
                                                                 ------------
INDUSTRIAL CONGLOMERATES--0.4%
Tyco International Group 6.875%,
1/15/29 ..................................     BBB          750       559,612

INDUSTRIAL MACHINERY--0.7%
Dresser, Inc. 9.375%, 4/15/11 ............      B         1,000     1,038,750

INTEGRATED TELECOMMUNICATION SERVICES--0.6%
Qwest Corp. 144A 8.875%, 3/15/12(b) ......     BBB        1,000       975,060

LEISURE FACILITIES--0.4%
Bally Total Fitness Holding Corp. Series D
9.875%, 10/15/07 .........................      B-          625       635,938

MANAGED HEALTH CARE--0.3%
Coventry Health Care, Inc. 144A 8.125%,
2/15/12(b) ...............................     BB+          500       517,500

OIL & GAS EXPLORATION & PRODUCTION--1.8%
Chesapeake Energy Corp. 8.375%,
11/1/08 ..................................      B+        1,620     1,640,250

Magnum Hunter Resources, Inc. 144A
9.60%, 3/15/12(b) ........................      B           295       311,225

Pioneer Natural Resource 7.50%,
4/15/12 ..................................     BB+          700       701,652
                                                                 ------------
                                                                    2,653,127
                                                                 ------------

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                                            STANDARD      PAR
                                            & POOR'S     VALUE
                                             RATING      (000)       VALUE
                                            --------    -------  ------------
OIL & GAS REFINING & MARKETING--0.5%
Valero Energy Corp. 6.875%, 4/15/12 ......     BBB      $   750  $    763,204

PACKAGED FOODS--0.6%
Land O Lakes, Inc. 144A 8.75%,
11/15/11(b) ..............................      BB        1,000       935,000

PUBLISHING & PRINTING--0.7%
Reed Elsevier Capital 6.75%, 8/1/11 ......      A-        1,000     1,029,063

SPECIALTY STORES--0.7%
Autonation, Inc. 9%, 8/1/08 ..............     BB+        1,000     1,067,500

STEEL--1.5%
AK Steel Corp. 9.125%, 12/15/06 ..........      BB        1,230     1,285,350

Allegheny Technologies 144A 8.375%,
12/15/11(b) ..............................     BBB+       1,000     1,034,910
                                                                 ------------
                                                                    2,320,260
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $47,547,618)                                      48,044,840
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--19.2%

CS First Boston Mortgage Securities Corp.
97-1R, 1M4 7.405%, 2/28/22 ...............     Baa(c)     2,490     2,441,904

CS First Boston Mortgage Securities Corp.
97-C2, A3 6.55%, 1/17/35(g) ..............     AAA        1,000     1,047,024

CS First Boston Mortgage Securities Corp.
97-SPCE, C 7.077%, 4/20/38(g) ............     AAA(c)     4,000     4,056,732

Commercial Resecuritization Trust
01-ABC2, A1 7.17%, 2/21/13(g) ............     Aaa(c)     1,750     1,810,156

First Chicago/Lennar Trust 97-CHL1,
D 144A 8.067%, 4/29/39(b),(d) ............     BB(c)      2,000     1,839,062

Mortgage Capital Funding, Inc. 98-MC2, B
6.549%, 6/18/30 ..........................     Aa(c)      2,500     2,611,621

Norwest Asset Securities Corp. 96-3, B1
7.25%, 9/25/26 ...........................     AAA(c)     2,793     2,883,433

Norwest Asset Securities Corp. 97-18, B2
6.75%, 12/25/27 ..........................     A(c)         997       996,374

Norwest Asset Securities Corp. 98-2, B1
6.50%, 2/25/28 ...........................     A+(c)      2,855     2,809,804


                                            STANDARD      PAR
                                            & POOR'S     VALUE
                                             RATING      (000)       VALUE
                                            --------    -------  ------------
Norwest Asset Securities Corp. 98-22, B3
6.25%, 9/25/28 ...........................     BBB(c)   $   599  $    563,901

Norwest Asset Securities Corp. 99-12, B3
6.25%, 5/25/29 ...........................     BBB(c)       482       450,338

Norwest Asset Securities Corp. 99-17, B3
6.25%, 6/25/29 ...........................     BBB(c)       544       507,507

Norwest Asset Securities Corp. 99-3, B3
6%, 1/25/29 ..............................     BBB(c)       720       665,213

Norwest Asset Securities Corp. 99-6, B3
6%, 3/25/29 ..............................     BBB(c)       422       389,576

Paine Webber Mortgage Acceptance Corp.
00-1, M 7.75%, 9/25/30 ...................      NR        1,921     1,969,629

Structured Asset Securities Corp. 00-C2, L
3.607%, 5/20/09(d),(g) ...................     BB+(c)     1,500     1,484,662

Well Fargo Mortgage Backed Securities
Trust 00-6, B2 7%, 8/25/30 ...............      NR          777       783,464

Wells Fargo Mortgage Backed Securities
Trust 00-2, 2B2 7.75%, 6/25/30 ...........      NR          620       651,469

Wells Fargo Mortgage Backed Securities
Trust 00-2, 2B3 7.75%, 6/25/30 ...........      NR          414       417,444

Wells Fargo Mortgage Backed Securities
Trust 00-6, B3 7%, 8/25/30 ...............      NR          517       517,618
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $27,885,183)                                      28,896,931
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--18.0%

COSTA RICA--0.3%
Republic of Costa Rica 144A 8.11%,
2/1/12(b) ................................      BB          500       511,250

EL SALVADOR--0.8%
Republic of El Salvador 144A 8.25%,
4/10/32(b) ...............................     BB+        1,165     1,176,650

JAMAICA--1.1%
Government of Jamaica 11.625%,
1/15/22 ..................................      B+        1,000     1,087,500

Government of Jamaica 144A 11.75%,
5/15/11(b) ...............................      B+          500       555,000
                                                                 ------------
                                                                    1,642,500
                                                                 ------------

                        See Notes to Financial Statements
4

Phoenix-Goodwin Multi-Sector Fixed Income Fund


                                            STANDARD      PAR
                                            & POOR'S     VALUE
                                             RATING      (000)       VALUE
                                            --------    -------  ------------
MEXICO--3.9%
United Mexican States Global Bond
7.50%, 1/14/12 ...........................     BBB-     $ 1,000  $  1,016,750

United Mexican States Global Bond
8.125%, 12/30/19 .........................     BBB-       3,500     3,547,250

United Mexican States Global Bond
8.30%, 8/15/31 ...........................     BBB-       1,250     1,279,375
                                                                 ------------
                                                                    5,843,375
                                                                 ------------
MOROCCO--1.1%
Kingdom of Morroco Series A 2.781%,
1/5/09(d) ................................      BB        1,750     1,618,750

PHILIPPINES--3.1%
Republic of the Philippines 8.375%,
3/12/09 ..................................     BB+        1,500     1,521,562

Republic of the Philippines 9.875%,
1/15/19 ..................................     BB+        2,000     2,067,500

Republic of the Philippines 10.625%,
3/16/25 ..................................     BB+        1,000     1,083,750
                                                                 ------------
                                                                    4,672,812
                                                                 ------------
RUSSIA--4.6%
Russian Federation RegS 5%, 3/31/30(d) ...      B+       10,000     6,937,500

SOUTH AFRICA--1.0%
Republic of South Africa 7.375%,
4/25/12 ..................................     BBB-       1,500     1,493,438

TURKEY--0.9%
Republic of Turkey 11.50%, 1/23/12 .......      B-        1,250     1,306,250

UKRAINE--1.2%
Government of Ukraine 11%, 3/15/07 .......     B(c)       1,780     1,833,400
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $25,387,792)                                      27,035,925
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--7.2%

CAYMAN ISLANDS--0.7%
Petrobas International Finance 9.75%,
7/6/11 ...................................     Baa(c)     1,000     1,017,500

CHILE--0.7%
Petropower I Funding Trust 144A 7.36%,
2/15/14(b) ...............................     BBB        1,212     1,111,850

IRELAND--1.0%
Clondalkin Industries plc 10.625%,
1/15/10                                         B-        1,500(e)  1,449,599


                                            STANDARD      PAR
                                            & POOR'S     VALUE
                                             RATING      (000)       VALUE
                                            --------    -------  ------------
MEXICO--1.6%
Grupo Industrial Durango 12.625%,
8/1/03 ...................................     BB-      $ 1,000  $  1,030,000

Grupo Televisa SA 144A 8.50%,
3/11/32(b) ...............................     BBB-         415       418,112

Grupo Transportacion Ferroviaria
Mexicana SA de CV 0%, 6/15/09(d) .........     BB-        1,100     1,028,500
                                                                 ------------
                                                                    2,476,612
                                                                 ------------
NETHERLANDS--1.4%
Deutsche Telekom International Finance
BV 8%, 6/15/10 ...........................     BBB+       1,000     1,054,936

Kazkommerts International RegS 144A
10.125%, 5/8/07(b) .......................      B+        1,000       993,125
                                                                 ------------
                                                                    2,048,061
                                                                 ------------
PHILIPPINES--0.7%
Philippine Long Distance Telephone
11.375%, 5/15/12 .........................      BB        1,000     1,017,500

RUSSIA--0.8%
Vimplecom 144A 10.45%, 4/26/05(b) ........      B         1,150     1,161,500

UNITED KINGDOM--0.3%
Xerox Capital Europe plc 5.875%,
5/15/04 ..................................      BB          500       457,775
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $10,875,053)                                      10,740,397
-----------------------------------------------------------------------------

CREDIT LINKED NOTES--1.3%

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.3%
STEERS Credit Linked Trust 2001,
Series SLR-R Repackaged Selectron Corp.
0%, 5/20/03(d),(i)........................                2,000     1,953,600
-----------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $2,000,000)                                        1,953,600
-----------------------------------------------------------------------------

LOAN PARTICIPATION NOTES--0.8%

BROADCASTING & CABLE TV--0.8%
United Pan-Europe Communications
5.88%, 11/30/08(d) .......................      NR        1,500     1,263,750
-----------------------------------------------------------------------------
TOTAL LOAN PARTICIPATION NOTES
(IDENTIFIED COST $1,154,126)                                        1,263,750
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund


                                            STANDARD      PAR
                                            & POOR'S     VALUE
                                             RATING      (000)       VALUE
                                            --------    -------  ------------
HIGH YIELD DEBT INDEX SECURITIES--2.9%

JP Morgan High Yield Debt Index-100
5.20%, 11/15/06...........................      NR      $4,000(j)$    220,000

JP Morgan High Yield Debt Index-100
9.40%, 11/15/06 ..........................      NR        3,960     4,103,550
-----------------------------------------------------------------------------
TOTAL HIGH YIELD DEBT INDEX SECURITIES
(IDENTIFIED COST $4,326,819)                                        4,323,550
-----------------------------------------------------------------------------

TARGETED RETURN INDEX SECURITIES--1.0%

Lehman Brothers Targeted Return Index
Securities Trust Series 5-2002 144A
6.858%, 1/15/12(b) .......................     A(c)       1,500     1,483,860
-----------------------------------------------------------------------------
TOTAL TARGETED RETURN INDEX SECURITIES
(IDENTIFIED COST $1,533,216)                                        1,483,860
-----------------------------------------------------------------------------


                                                         SHARES      VALUE
                                                        -------  ------------
PREFERRED STOCKS--1.6%

ALTERNATIVE CARRIERS--0.0%
Global Crossing Holdings Ltd. Pfd. PIK
10.50%(k)...........................................      1,050             0

CONSUMER FINANCE--1.6%
Home Ownership Funding 2, Step-down
Pfd. 144A 13.338%(b),(d) ...........................      3,500     2,369,828
-----------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $2,360,995)                                        2,369,828
-----------------------------------------------------------------------------


                                                         SHARES      VALUE
                                                        -------  ------------
COMMON STOCKS--0.1%

INTEGRATED TELECOMMUNICATION SERVICES--0.1%
AT&T Latin America Corp. Class A(f) ................    137,550  $    178,815

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(f),(h),(i) ....................      3,650         7,300
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $756,366)                                            186,115
-----------------------------------------------------------------------------

WARRANTS--0.0%

BROADCASTING & CABLE TV--0.0%
Atlantic Telecom Group plc Warrants
(United Kingdom)(f) ................................      1,875           169

-----------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $0)                                                      169
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.0%
(IDENTIFIED COST $144,223,290                                     147,117,936
-----------------------------------------------------------------------------


                                            STANDARD      PAR
                                            & POOR'S     VALUE
                                             RATING      (000)
                                            --------    -------
SHORT-TERM OBLIGATIONS--0.6%

COMMERCIAL PAPER--0.6%
Abbott Laboratories, Inc. 1.80%,
5/1/02 ...................................     A-1+     $   950       950,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $950,000)                                            950,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.6%
(IDENTIFIED COST $145,173,290)                                    148,067,936(a)

Other assets and liabilities, net--1.4%                             2,076,648
                                                                 ------------
NET ASSETS--100.0%                                               $150,144,584
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,586,235 and gross depreciation of $2,067,606 for federal income tax purposes. At April 30, 2002, the aggregate cost of securities for federal income tax purposes was $145,549,307.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2002 these securities amounted to a value of $18,606,313 or 12.4% of net assets.
(c) As rated by Moody's or Fitch.
(d)Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Par value represents Euro.
(f) Non income producing.
(g) All or portion segregated as collateral for a when-issued and index securities.
(h) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At April 30, 2002, these securities, which are included in illiquid securities below, amounted to $6,134,098 or 4.1% of net assets.
(i) Illiquid. At April 30, 2002, these seucrities amounted to a value of $10,047,698 or 6.7% of net assets.
(j) Par value represents notional amount of principal.
(k) Security in default.

                        See Notes to Financial Statements
6

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2002
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $145,173,290)                                 $148,067,936
Cash                                                                 1,657,729
Receivables
   Investment securities sold                                        4,917,091
   Interest                                                          2,753,749
   Fund shares sold                                                     86,580
Prepaid expenses                                                           619
                                                                  ------------
     Total assets                                                  157,483,704
                                                                  ------------
LIABILITIES
Payables
   Investment securities purchased                                   6,603,469
   Fund shares repurchased                                             282,815
   Income distribution payable                                         183,132
   Investment advisory fee                                              68,117
   Distribution fee                                                     54,770
   Transfer agent fee                                                   54,538
   Financial agent fee                                                  13,443
   Trustees' fee                                                         5,000
   Payable to adviser                                                       16
Accrued expenses                                                        73,820
                                                                  ------------
     Total liabilities                                               7,339,120
                                                                  ------------
NET ASSETS                                                        $150,144,584
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $227,266,628
Distributions in excess of net investment income                      (227,473)
Accumulated net realized loss                                      (79,802,246)
Net unrealized appreciation                                          2,907,675
                                                                  ------------
NET ASSETS                                                        $150,144,584
                                                                  ============
CLASS A
Shares of beneficial interest, no par value,
   166,666,667 authorization (Net Assets $111,840,524)              11,115,364
Net asset value per share                                               $10.06
Offering price per share $10.06/(1-4.75%)                               $10.56

CLASS B
Shares of beneficial interest, no par value,
   166,666,667 authorization (Net Assets $32,335,049)                3,220,077
Net asset value and offering price per share                            $10.04

CLASS C
Shares of beneficial interest, no par value,
   166,666,667 authorization (Net Assets $5,969,011)                   592,100
Net asset value and offering price per share                            $10.08


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2002
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                           $  6,926,413
Dividends                                                               181,408
                                                                   ------------
     Total investment income                                          7,107,821
                                                                   ------------
EXPENSES
Investment advisory fee                                                 423,379
Distribution fee, Class A                                               141,148
Distribution fee, Class B                                               175,384
Distribution fee, Class C                                                29,805
Financial agent fee                                                      81,282
Transfer agent                                                          148,335
Registration                                                             30,039
Custodian                                                                26,762
Professional                                                             19,266
Printing                                                                 17,057
Trustees                                                                 12,648
Miscellaneous                                                            14,875
                                                                   ------------
     Total expenses                                                   1,119,980
     Custodian fees paid indirectly                                      (1,352)
                                                                   ------------
     Net expenses                                                     1,118,628
                                                                   ------------
NET INVESTMENT INCOME                                                 5,989,193
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                     (12,310,949)
Net realized loss on foreign currency transactions                      (26,441)
Net change in unrealized appreciation (depreciation)
   on investments                                                    12,743,123
Net change in unrealized appreciation (depreciation)
   on swap agreements                                                   188,462
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions                     9,807
                                                                   ------------
NET GAIN ON INVESTMENTS                                                 604,002
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  6,593,195
                                                                   ============

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                   Six Months
                                                                                                      Ended
                                                                                                     4/30/02          Year Ended
                                                                                                   (Unaudited)         10/31/01
                                                                                                  -------------      ------------
FROM OPERATIONS
   Net investment income (loss)                                                                    $  5,989,193      $ 14,969,587
   Net realized gain (loss)                                                                         (12,337,390)      (11,533,736)
   Net change in unrealized appreciation (depreciation)                                              12,941,392         4,220,082
                                                                                                   ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                        6,593,195         7,655,933
                                                                                                   ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                    (4,529,333)       (9,675,923)
   Net investment income, Class B                                                                    (1,276,060)       (3,746,322)
   Net investment income, Class C                                                                      (214,954)         (495,754)
   Tax return of capital, Class A                                                                            --          (327,974)
   Tax return of capital, Class B                                                                            --          (126,985)
   Tax return of capital, Class C                                                                            --           (16,804)
                                                                                                   ------------      ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                         (6,020,347)      (14,389,762)
                                                                                                   ------------      ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (836,639 and 4,138,603 shares, respectively)                         8,428,773        43,632,838
   Net asset value of shares issued from reinvestment of distributions
     (257,381 and 540,685 shares, respectively)                                                       2,589,540         5,608,893
   Cost of shares repurchased (1,475,906 and 3,660,493 shares, respectively)                        (14,865,439)      (38,333,034)
                                                                                                   ------------      ------------
Total                                                                                                (3,847,126)       10,908,697
                                                                                                   ------------      ------------
CLASS B
   Proceeds from sales of shares (215,082 and 409,452 shares, respectively)                           2,165,715         4,269,187
   Net asset value of shares issued from reinvestment of distributions
     (63,925 and 181,591 shares, respectively)                                                          641,826         1,885,884
   Cost of shares repurchased (860,059 and 2,888,405 shares, respectively)                           (8,649,073)      (30,237,803)
                                                                                                   ------------      ------------
Total                                                                                                (5,841,532)      (24,082,732)
                                                                                                   ------------      ------------
CLASS C
   Proceeds from sales of shares (116,693 and 272,852 shares, respectively)                           1,177,750         2,883,190
   Net asset value of shares issued from reinvestment of distributions
     (10,207 and 20,933 shares, respectively)                                                           102,852           217,260
   Cost of shares repurchased (146,932 and 274,596 shares, respectively)                             (1,481,871)       (2,811,545)
                                                                                                   ------------      ------------
Total                                                                                                  (201,269)          288,905
                                                                                                   ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                         (9,889,927)      (12,885,130)
                                                                                                   ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                             (9,317,079)      (19,618,959)

NET ASSETS
   Beginning of period                                                                              159,461,663       179,080,622
                                                                                                   ------------      ------------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF ($227,473) AND
     ($196,319), RESPECTIVELY]                                                                     $150,144,584      $159,461,663
                                                                                                   ============      ============

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                                                   FINANCIAL HIGHLIGHTS
                          (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS A
                                                  ------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                         YEAR ENDED OCTOBER 31
                                                   04/30/02       --------------------------------------------------------
                                                  (UNAUDITED)      2001         2000        1999         1998        1997
Net asset value, beginning of period                 $10.03       $10.44       $10.85      $11.20       $13.50      $13.27
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.40         0.85         0.95        0.96         1.07        1.03
   Net realized and unrealized gain (loss)             0.03        (0.37)       (0.46)      (0.30)       (1.88)       0.18
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.43         0.48         0.49        0.66        (0.81)       1.21
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.40)       (0.86)       (0.90)      (1.01)       (1.07)      (0.98)
   Dividends from net realized gains                     --           --           --          --        (0.42)         --
   Tax return of capital                                 --        (0.03)          --          --           --          --
                                                     ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                              (0.40)       (0.89)       (0.90)      (1.01)       (1.49)      (0.98)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                              0.03        (0.41)       (0.41)      (0.35)       (2.30)       0.23
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $10.06       $10.03       $10.44      $10.85       $11.20      $13.50
                                                     ======       ======       ======      ======       ======      ======
Total return(1)                                        4.36%(5)     4.70%        4.49%       5.97%       (6.86)%      9.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $111,841     $115,278     $109,356    $125,931     $156,317    $191,486

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.25%(3)(4)  1.27%(2)     1.22%(2)    1.14%(3)     1.08 %      1.04%(2)
   Net investment income                               7.98%(4)     8.90%        8.99%       8.59%        8.17 %      7.28%
Portfolio turnover                                       85%(5)      210%         168%        133%         157 %       295%

(1) Maximum sales charges are not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) For the six months ended April 30, 2002, and the year ended October 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 1.26% and 1.13%, respectively.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                                                   FINANCIAL HIGHLIGHTS
                          (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS B
                                                  ------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                         YEAR ENDED OCTOBER 31
                                                   04/30/02       --------------------------------------------------------
                                                  (UNAUDITED)      2001         2000        1999         1998        1997
Net asset value, beginning of period                 $10.01       $10.42       $10.84      $11.18       $13.48      $13.25
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.36         0.78         0.87        0.87         0.96        0.92
   Net realized and unrealized gain (loss)             0.03        (0.37)       (0.47)      (0.29)       (1.87)       0.18
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.39         0.41         0.40        0.58        (0.91)       1.10
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.36)       (0.79)       (0.82)      (0.92)       (0.97)      (0.87)
   Dividends from net realized gains                     --           --           --          --        (0.42)         --
   Tax return of capital                                 --        (0.03)          --          --           --          --
                                                     ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                              (0.36)       (0.82)       (0.82)      (0.92)       (1.39)      (0.87)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                              0.03        (0.41)       (0.42)      (0.34)       (2.30)       0.23
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $10.04       $10.01       $10.42      $10.84       $11.18      $13.48
                                                     ======       ======       ======      ======       ======      ======
Total return(1)                                        3.97%(3)     3.94%        3.66%       5.15%       (7.51)%      8.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $32,335      $38,037      $63,529     $92,725     $124,075    $154,989

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.00%(2)(4)  2.01%(2)     1.95%(2)    1.89%(5)     1.84 %      1.79%(2)
   Net investment income                               7.25%(4)     8.21%        8.24%       7.83%        7.36 %      6.52%
Portfolio turnover                                       85%(3)      210%         168%        133%         157 %       295%

                                                                                      CLASS C
                                                  --------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                       YEAR ENDED OCTOBER 31            INCEPTION
                                                   04/30/02       --------------------------------------------   10/14/97 TO
                                                  (UNAUDITED)      2001         2000        1999         1998      10/31/97
Net asset value, beginning of period                 $10.04       $10.45       $10.87      $11.21       $13.48      $14.22
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.36         0.77         0.86        0.88         0.97        0.04
   Net realized and unrealized gain (loss)             0.04        (0.36)       (0.46)      (0.30)       (1.85)      (0.74)
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.40         0.41         0.40        0.58        (0.88)      (0.70)
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.36)       (0.79)       (0.82)      (0.92)       (0.97)      (0.04)
   Dividends from net realized gains                     --           --           --          --        (0.42)         --
   Tax return of capital                                 --        (0.03)          --          --           --          --
                                                     ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                              (0.36)       (0.82)       (0.82)      (0.92)       (1.39)      (0.04)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                              0.04        (0.41)       (0.42)      (0.34)       (2.27)      (0.74)
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $10.08       $10.04       $10.45      $10.87       $11.21      $13.48
                                                     ======       ======       ======      ======       ======      ======
Total return(1)                                        4.06%(3)     3.92%        3.65%       5.23%       (7.36)%     (5.00)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $5,969       $6,147       $6,195      $7,145       $5,937        $284

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.00%(2)(4)  2.02%(2)     1.97%(2)    1.89%(5)     1.88 %      1.62 %(2)(4)
   Net investment income                               7.22%(4)     8.18%        8.23%       7.83%        7.46 %      4.75 %(4)
Portfolio turnover                                       85%(3)      210%         168%        133%         157 %       295 %(3)

(1) Maximum sales charges are not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Not annualized.
(4) Annualized.
(5) For the year ended October 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 1.88%.

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                          INVESTMENTS AT APRIL 30, 2002
                                   (UNAUDITED)

                                                          PAR
                                             MOODY'S     VALUE
                                              RATING     (000)       VALUE
                                             -------     ------   -----------
U.S. GOVERNMENT SECURITIES--7.0%

U.S. TREASURY NOTES--7.0%
U.S. Treasury Notes 3.625%, 3/31/04 .......    Aaa       $2,000   $ 2,016,718
U.S. Treasury Notes 4.625%, 5/15/06 .......    Aaa          750       759,990
U.S. Treasury Notes 3.50%, 11/15/06 .......    Aaa        3,250     3,129,649
U.S. Treasury Notes 5%, 8/15/11 ...........    Aaa          250       248,106
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $6,163,976)                                        6,154,463
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED
SECURITIES--13.8%

GNMA 6.50%, '31-'32........................    Aaa       11,961    12,129,341
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $12,021,853)                                      12,129,341
-----------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED
SECURITIES--8.0%

Fannie Mae 3.875%, 3/15/05 ................    Aaa        2,500     2,489,405
Fannie Mae 7%, 7/15/05 ....................    Aaa          500       541,442
Fannie Mae 4.375%, 10/15/06(g) ............    Aaa        1,000       985,439
Fannie Mae 5%, 1/15/07(g) .................    Aaa        2,000     2,012,270
FHLB 4.125%, 1/14/05(g) ...................    Aaa        1,000     1,007,990
-----------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $6,983,294)                                        7,036,546
-----------------------------------------------------------------------------

MUNICIPAL BONDS--6.9%

CALIFORNIA--1.6%
Fresno Pension Obligation Taxable 4.458%,
6/1/05 ....................................    Aaa        1,000     1,005,110

San Diego County Pension Obligation
Revenue Taxable Series A 6.24%, 8/15/02 ...    Aaa          400       404,484
                                                                  -----------
                                                                    1,409,594
                                                                  -----------
DISTRICT OF COLUMBIA--0.4%
American National Red Cross Revenue
Taxable Series A 6.88%, 11/15/04 ..........    Aaa          350       375,095


                                                          PAR
                                             MOODY'S     VALUE
                                              RATING     (000)       VALUE
                                             -------     ------   -----------
FLORIDA--0.6%
Tampa Solid Waste System Revenue Taxable
Series A 6.18%, 10/1/04 ...................    Aaa       $  500   $   511,055

ILLINOIS--0.8%
Chicago Tax Increment Taxable 6.25%,
6/1/02 ....................................    Aaa          750       752,212

MAINE--0.6%
Lewiston Pension Obligation 5%, 12/15/06 ..    Aaa          500       499,745

NEW JERSEY--0.9%
New Jersey State Taxable Series G 6.375%,
8/1/03 ....................................     Aa          750       778,403

TEXAS--2.0%
Texas Veterans Obligation Taxable Series A
7.625%, 12/1/06 ...........................     Aa          695       764,069

Texas Water Resources Finance Authority
Revenue Taxable 6%, 8/15/02 ...............    Aaa        1,000     1,010,100
                                                                  -----------
                                                                    1,774,169
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $6,030,866)                                        6,100,273
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.6%

Americredit Automobile Receivables
Trust 01-1, E 9.29%, 2/6/08 ...............     Ba          235       235,782

Americredit Automobile Receivables
Trust 02-1, E 8.40%, 8/6/09 ...............     Ba        1,000     1,002,200

Fleetwood Credit Corp. Grantor Trust 96-A, B
6.95%, 10/17/11 ...........................     A            67        68,029

MBNA Master Credit Card Trust 98-C, C
6.35%, 11/15/05 ...........................    BBB(c)       525       539,273

Truck Engine Receivables Master
Trust 00-1, A 2.81%, 12/15/06(d) ..........     A           500       478,047
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $2,307,751)                                        2,323,331
-----------------------------------------------------------------------------


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                                                          PAR
                                             MOODY'S     VALUE
                                              RATING     (000)       VALUE
                                             -------     ------   -----------
CORPORATE BONDS--26.4%

ALUMINUM--0.3%
Century Aluminum Co. 11.75%, 4/15/08 ......     Ba       $  250   $   270,000

BANKS--1.0%
Bank of America Corp. 4.75%, 10/15/06 .....     Aa          500       493,394
PNC Funding Corp. 5.75%, 8/1/06 ...........     A           400       405,450
                                                                  -----------
                                                                      898,844
                                                                  -----------
BROADCASTING & CABLE TV--0.8%
Charter Comunications Holdings LLC
11.125%, 1/15/11 ..........................     B           250       248,750

Clear Channel Communications, Inc. 6%,
11/1/06 ...................................    Baa          500       484,480
                                                                  -----------
                                                                      733,230
                                                                  -----------
CASINOS & GAMING--1.9%
Aztar Corp. 9%, 8/15/11 ...................     Ba          500       527,500
Harrahs Operating Co, Inc. 7.125%, 6/1/07 .    Baa          500       517,370
MGM Mirage, Inc. 8.50%, 9/15/10 ...........     Ba          500       533,388

Mohegan Tribal Gaming Authority 8.125%,
1/1/06 ....................................     Ba           75        77,250
                                                                  -----------
                                                                    1,655,508
                                                                  -----------
COMMERCIAL PRINTING--0.5%
Donnelley (R.R.) & Sons 5%, 11/15/06 ......     A           500       493,350

COMPUTER HARDWARE--0.6%
Compaq Computer Co. 6.20%, 5/15/03 ........    BBB(c)       500       503,814

CONSTRUCTION & FARM MACHINERY--0.6%
Navistar International Corp. Series B
9.375%, 6/1/06 ............................     Ba          500       528,750

CONSUMER FINANCE--1.1%
CIT Group, Inc. 7.375%, 4/2/07 ............     A           500       488,972
Household Finance Corp. 5.75%, 1/30/07 ....     A           500       492,856
                                                                  -----------
                                                                      981,828
                                                                  -----------
DIVERSIFIED COMMERCIAL SERVICES--0.5%
Stewart Enterprises, Inc. 6.40%, 5/1/03 ...     B           425       427,125

DIVERSIFIED FINANCIAL SERVICES--1.2%
Erac U.S.A. Finance Co. 144A 7.35%,
6/15/08(b) ................................    Baa          500       505,000

Stilwell Financial, Inc. 7%, 11/1/06 ......    Baa          500       507,374
                                                                  -----------
                                                                    1,012,374
                                                                  -----------


                                                          PAR
                                             MOODY'S     VALUE
                                              RATING     (000)       VALUE
                                             -------     ------   -----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
BRL Universal Equipment 8.875%, 2/15/08 ...     Ba       $  485   $   504,400

ENVIRONMENTAL SERVICES--0.6%
Allied Waste Industries, Inc. 6.10%,
1/15/03 ...................................     Ba          500       499,230

FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
IMC Global, Inc. 6.50%, 8/1/03 ............     Ba          480       486,653

FOOD DISTRIBUTORS--1.8%
Fleming Cos., Inc. 10.625%, 7/31/07 .......     B           750       774,375
SUPERVALU, Inc. 9.75%, 6/15/04 ............     Ba          750       788,437
                                                                  -----------
                                                                    1,562,812
                                                                  -----------
FOREST PRODUCTS--0.6%
Weyerhauser Co. 5.50%, 3/15/05 ............    Baa          500       506,037

HEALTH CARE DISTRIBUTORS & SERVICES--2.1%
AmerisourceBergen Corp. 8.125%, 9/1/08 ....     Ba          750       798,750
Bergen Brunswig Corp. 7.375%, 1/15/03 .....     Ba          500       502,500
Quest Diagnostic, Inc. 6.75%, 7/12/06 .....     Ba          500       513,838
                                                                  -----------
                                                                    1,815,088
                                                                  -----------
HEALTH CARE FACILITIES--1.2%
Healthsouth Corp. 7.375%, 10/1/06 .........     Ba          500       507,500
Manor Care, Inc. 8%, 3/1/08 ...............     Ba          500       527,500
                                                                  -----------
                                                                    1,035,000
                                                                  -----------
HOMEBUILDING--0.6%
Ryland Group 8%, 8/15/06 ..................     Ba          500       515,000

HOTELS--1.1%
Park Place Entertainment Corp. 7%,
7/15/04 ...................................     Ba          500       504,526

Starwood Hotel Resorts 7.375%, 5/1/07 .....     Ba          500       503,125
                                                                  -----------
                                                                    1,007,651
                                                                  -----------
INTEGRATED OIL & GAS--1.1%
Conoco Funding Co. 5.45%, 10/15/06 ........    Baa        1,000     1,008,400

MOVIES & ENTERTAINMENT--0.5%
AOL Time Warner, Inc. 6.15%, 5/1/07 .......    Baa          500       484,896

OIL & GAS DRILLING--0.6%
Transocean Sedco Forex, Inc. 6.50%,
4/15/03 ...................................    Baa          500       512,074

OIL & GAS EXPLORATION & PRODUCTION--0.9%
Chesapeake Energy Corp. 8.375%, 11/1/08 ...     B           750       759,375


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                                                          PAR
                                             MOODY'S     VALUE
                                              RATING     (000)       VALUE
                                             -------     ------   -----------
OIL & GAS REFINING & MARKETING--0.6%
Valero Energy Corp. 6.125%, 4/15/07 .......    Baa       $  500   $   506,584

PACKAGED FOODS--1.9%
Kraft Foods, Inc. 4.625%, 11/1/06 .........     A           500       491,032
Land O Lakes, Inc. 144A 8.75%, 11/15/11(b)      Ba          720       673,200
Pfizer, Inc. 3.625%, 11/1/04 ..............    Aaa          500       497,792
                                                                  -----------
                                                                    1,662,024
                                                                  -----------
REAL ESTATE INVESTMENT TRUSTS--0.6%
Host Marriott LP 144A 9.50%, 1/15/07(b) ...     Ba          500       530,625

SPECIALTY CHEMICALS--0.5%
Applied Extrusion Technology 10.75%,
7/1/11 ....................................     B           500       482,500

SPECIALTY STORES--1.0%
Autonation, Inc. 9%, 8/1/08 ...............     Ba          800       854,000

WIRELESS TELECOMMUNICATION SERVICES--1.1%
AT &T Wireless Services, Inc. 7.35%,
3/1/06 ....................................    Baa          500       490,775

AT&T Wireless Services, Inc. 7.50%,
5/1/07 ....................................    Baa          500       499,812
                                                                  -----------
                                                                      990,587
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $22,980,316)                                      23,227,759
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--11.5%

Advanta Mortgage Loan Trust 00-2, A3
7.76%, 5/25/18 ............................    Aaa          750       780,000

Bear Stearns Mortgage Securities, Inc. 95-1,
1B3 6.38%, 5/25/10(d) .....................    BB(c)        359       361,120

Bear Stearns Mortgage Securities, Inc. 95-1,
2B3 7.40%, 7/25/10 ........................    BB(c)        255       259,570

CS First Boston Mortgage Securities Corp.
01-CK1 A2 6.25%, 12/16/35 .................    Aaa          475       491,105

CS First Boston Mortgage Securities Corp.
97-SPCE, C 7.077%, 4/20/38 ................    AA(c)        750       760,637

Commercial Resecuritization Trust 01-ABC2,
A1 7.17%, 2/21/13 .........................    Aaa          500       517,188

Countrywide Asset-Backed Certificates 99-3,
AF5 7.73%, 9/25/27 ........................    Aaa        1,100     1,142,626


                                                          PAR
                                             MOODY'S     VALUE
                                              RATING     (000)       VALUE
                                             -------     ------   -----------
Criimi Mae Trust I 96-C1, A2 7.56%,
6/30/33 ...................................    A-(c)     $  135   $   134,779

First Plus Home Loan Trust 97-3, M2
7.52%, 11/10/23 ...........................    A(c)         710       728,233

G.E. Capital Mortgage Services, Inc. 94-26,
B2 6.834%, 7/25/09(d) .....................    Baa          139       141,683

G.E. Capital Mortgage Services, Inc. 96-8,
1M 7.25%, 5/25/26 .........................    AAA(c)       234       237,708

Imperial CMB Trust 98-1, M2 7.25%,
11/25/29 ..................................     A           368       369,097

JP Morgan Residential Mortgage
Acceptance Corp. 4%, 11/28/15 .............    AAA(c)     1,000       973,750

Lehman Large Loan 97-LLI, B 6.95%,
3/12/07 ...................................     Aa          200       212,980

Residential Funding Mortgage Securities I
93-S23, M3 6.50%, 6/25/08 .................    AAA(c)       363       373,761

Residential Funding Mortgage Securities I
93-S29, M3 7%, 8/25/08 ....................    AAA(c)       247       251,031

Residential Funding Mortgage Securities I
96-S8, A4 6.75%, 3/25/11 ..................    AAA(c)        62        64,290

Saxon Asset Securitization Trust 98-2, MF1
6.69%, 12/25/27 ...........................     Aa        1,518     1,569,849

Structured Asset Securities Corp. 00-C2, L
3.61%, 3/20/03(d) .........................    B+(c)        375       371,165

Summit Mortgage Trust 00-1, B3 6.137%,
12/28/12 ..................................    A-(c)        386       391,932
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $9,915,453)                                       10,132,504
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--10.4%

BULGARIA--0.9%
Republic of Bulgaria FLIRB Bearer Series A
2.813%, 7/28/12(d) ........................     B           335       307,468

Republic of Bulgaria IAB PDI 2.813%,
7/28/11(d) ................................     B           490       438,244
                                                                  -----------
                                                                      745,712
                                                                  -----------

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                                                          PAR
                                             MOODY'S     VALUE
                                              RATING     (000)       VALUE
                                             -------     ------   -----------
CHILE--1.4%
Republic of Chile 5.625%, 7/23/07 .........    Baa       $1,250   $ 1,250,719

COSTA RICA--0.6%
Republic of Costa Rica 8%, 5/1/03 .........     Ba          500       518,750

DOMINICAN REPUBLIC--0.6%
Dominican Republic 144A 9.50%,
9/27/06(b) ................................     Ba          500       535,000

EL SALVADOR--0.6%
Republic of El Salvador 144A 8.50%,
7/25/11(b) ................................    Baa          500       542,500

JAMAICA--0.6%
Government of Jamaica 10.875%, 6/10/05 ....     Ba          500       531,250

MEXICO--1.2%
United Mexican States Global Bond
10.375%, 2/17/09 ..........................    Baa          500       587,000

United Mexican States Global Bond 7.50%,
1/14/12 ...................................    Baa          500       507,750
                                                                  -----------
                                                                    1,094,750
                                                                  -----------
PANAMA--0.3%
Republic of Panama Bearer 2.99%,
5/14/02(d) ................................     Ba          250       251,794

PHILIPPINES--1.2%
Republic of Philippines 8.875%, 4/15/08 ...     Ba          500       522,500

Republic of the Philippines 8.375%,
3/12/09 ...................................     Ba          500       507,187
                                                                  -----------
                                                                    1,029,687
                                                                  -----------
RUSSIA--2.1%
Russian Federation 144A 8.25%, 3/31/10(b) .     Ba          500       491,719

Russian Ministry of Finance Series IV 3%,
5/14/03 ...................................     B         1,000       966,250

Russian Ministry of Finance Series VI 3%,
5/14/06 ...................................     B           500       403,750
                                                                  -----------
                                                                    1,861,719
                                                                  -----------
TURKEY--0.6%
Republic of Turkey 11.375%, 11/27/06 ......     B           500       540,625

UKRAINE--0.3%
Government of Ukraine 11%, 3/15/07 ........     B           223       229,175
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $8,858,414)                                        9,131,681
-----------------------------------------------------------------------------

                                                          PAR
                                             MOODY'S     VALUE
                                              RATING     (000)       VALUE
                                            --------     ------   -----------
FOREIGN CORPORATE BONDS--8.0%

CANADA--0.3%
Methanex Corp. 7.75%, 8/15/05 .............     Ba       $  300   $   294,000

CAYMAN ISLANDS--1.0%
Arcel Finance Ltd. 144A 5.984%, 2/1/09(b) .    Aaa          335       336,886

Petrobras International Finance 9.875%,
5/9/08 ....................................    Baa          500       522,500
                                                                  -----------
                                                                      859,386
                                                                  -----------
MEXICO--3.1%
Cemex SA de CV 144A 8.625%, 7/18/03(b) ....     Ba          500       526,500
Grupo Industrial Durango 12.625%, 8/1/03 ..     B           700       721,000
Grupo Televisa SA 8.625%, 8/8/05 ..........    Baa          500       537,500

Nacional Financiera SNC 144A 22%,
5/20/02(b) ................................    Baa        5,000(e)    557,743

Vicap SA 10.25%, 5/15/02 ..................     B           350       350,000
                                                                  -----------
                                                                    2,692,743
                                                                  -----------
NETHERLANDS--0.8%
Deutsche Telekom International Finance
7.75%, 6/15/05 ............................    Baa          500       527,246

Koninklijke Kpn NV 7.50%, 10/1/05 .........    Baa          200       205,652
                                                                  -----------
                                                                      732,898
                                                                  -----------
PHILIPPINES--1.0%
Philippine Long Distance Telephone Co.
7.85%, 3/6/07 .............................     Ba        1,000       912,500

POLAND--0.6%
TPSA Finance BV 144A 7.125%,
12/10/03(b) ...............................    Baa          500       506,950

RUSSIA--1.2%
Mobile Telesystems Finance 10.95%,
12/21/04 ..................................     Ba          150       155,437

Mobile Telesystems Finance 144A 10.95%,
12/21/04(b) ...............................     Ba          350       362,688

Vimplecom 144A 10.45%, 4/26/05(b) .........     B           500       505,000
                                                                  -----------
                                                                    1,023,125
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $6,846,329)                                        7,021,602
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                                                          PAR
                                             MOODY'S     VALUE
                                              RATING     (000)       VALUE
                                             -------     ------   -----------
CONVERTIBLE BONDS--0.6%

HEALTH CARE FACILITIES--0.6%
HEALTHSOUTH Corp. Cv. 3.25%, 4/1/03 .......     Ba       $  500   $   491,875
-----------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $472,178)                                            491,875
-----------------------------------------------------------------------------

CREDIT LINKED NOTES--0.5%

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
STEERS Credit Linked Trust 2001,
Series SLR-R Repackaged Selectron Corp.
5.90%, 5/20/03(d),(f)                                       500       488,400
-----------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $500,000)                                            488,400
-----------------------------------------------------------------------------

HIGH YIELD DEBT INDEX SECURITIES--1.2%

JP Morgan High Yield Debt Index-100
5.20%, 11/15/06 ...........................     NR        1,000(i)     55,000

JP Morgan High Yield Debt Index-100
9.40%, 11/15/06 ...........................     NR          900     1,025,887
-----------------------------------------------------------------------------
TOTAL HIGH YIELD DEBT INDEX SECURITIES
(IDENTIFIED COST $1,081,705)                                        1,080,887
-----------------------------------------------------------------------------

TARGETED RETURN INDEX SECURITIES--1.7%

Lehman Brothers Targeted Return Index
Securities Trust Series 5-2002 144A
5.985%, 1/25/07(b) ........................     A         1,500     1,477,770
-----------------------------------------------------------------------------
TOTAL TARGETED RETURN INDEX SECURITIES
(IDENTIFIED COST $1,524,833)                                        1,477,770
-----------------------------------------------------------------------------


                                                         SHARES      VALUE
                                                         ------   -----------
PREFERRED STOCKS--0.0%

ALTERNATIVE CARRIERS--0.0%
Global Crossing Holdings Ltd. Pfd. PIK 10.50%(h).......     131   $         0
-----------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $1,313)                                                    0
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $85,688,281)                                      86,796,432
-----------------------------------------------------------------------------


                                            STANDARD      PAR
                                            & POOR'S      VALUE
                                             RATING       (000)
                                            --------     ------
SHORT-TERM OBLIGATIONS--5.7%

COMMERCIAL PAPER--5.7%
Abbott Laboratories, Inc. 1.80%, 5/1/02 ...    A-1+      $3,630     3,630,000
ExxonMobil Corp. 1.78%, 5/22/02 ...........    A-1+       1,435     1,433,510
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $5,063,510)                                        5,063,510
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--104.3%
(IDENTIFIED COST $90,751,791)                                      91,859,942(a)

Other assets and liabilities, net--(4.3)%                          (3,776,325)
                                                                  -----------
NET ASSETS--100.0%                                                $88,083,617
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,424,407 and gross depreciation of $306,186 for federal income tax purposes. At April 30, 2002, the aggregate cost of securities for federal income tax purposes was $90,741,721.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2002, these securities amounted to a value of $7,551,581 or 8.6% of net assets.
(c) As rated by Standard & Poors or Fitch.
(d)Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Par value represents Mexican Pesos.
(f) Illiquid. At April 30, 2002, these securities amounted to a value of $488,400 or 0.6% of net assets.
(g) All or a portion segregated as collateral for index securities.
(h) Security in default.
(i) Par value represents notional amount of principal.


                        See Notes to Financial Statements
                                                                              15

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2002
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $90,751,791)                                   $91,859,942
Cash                                                                    14,557
Receivables
   Interest and dividends                                            1,328,436
   Fund shares sold                                                  1,169,598
   Investment securities sold                                          450,304
   Receivable from adviser                                                 847
Prepaid expenses                                                           166
                                                                   -----------
     Total assets                                                   94,823,850
                                                                   -----------
LIABILITIES
Payables
   Investment securities purchased                                   6,054,652
   Fund shares repurchased                                             464,015
   Income distribution payable                                          70,686
   Investment advisory fee                                              44,895
   Distribution fee                                                     26,994
   Transfer agent fee                                                   13,633
   Financial agent fee                                                   8,395
   Trustees' fee                                                         5,001
Accrued expenses                                                        51,962
                                                                   -----------
     Total liabilities                                               6,740,233
                                                                   -----------
NET ASSETS                                                         $88,083,617
                                                                   ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $93,271,862
Distributions in excess of net investment income                      (235,472)
Accumulated net realized loss                                       (6,060,469)
Net unrealized appreciation                                          1,107,696
                                                                   -----------
NET ASSETS                                                         $88,083,617
                                                                   ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $51,127,655)                 11,289,018
Net asset value per share                                                $4.53
Offering price per share $4.53/(1-2.25%)                                 $4.63

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $12,890,381)                  2,855,126
Net asset value per share and offering price per share                   $4.51

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $24,065,581)                  5,298,668
Net asset value per share and offering price per share                   $4.54


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2002
                                   (UNAUDITED)


INVESTMENT INCOME
Interest                                                             $2,355,099
Dividends                                                                 1,313
                                                                     ----------
     Total investment income                                          2,356,412
                                                                     ----------
EXPENSES
Investment advisory fee                                                 186,613
Distribution fee, Class A                                                50,893
Distribution fee, Class B                                                45,042
Distribution fee, Class C                                                37,834
Financial agent fee                                                      49,706
Transfer agent                                                           48,539
Registration                                                             24,906
Professional                                                             16,736
Printing                                                                 14,411
Custodian                                                                13,187
Trustees                                                                 12,648
Miscellaneous                                                             9,761
                                                                     ----------
     Total expenses                                                     510,276
     Less expense borne by investment adviser                           (19,381)
     Custodian fees paid indirectly                                        (863)
                                                                     ----------
     Net expenses                                                       490,032
                                                                     ----------
NET INVESTMENT INCOME                                                 1,866,380
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                        (614,992)
Net realized loss on swap agreements                                    (49,689)
Net realized gain on foreign currency transactions                          983
Net change in unrealized appreciation (depreciation) on
   swap agreements                                                       60,254
Net change in unrealized appreciation (depreciation)
   on investments                                                        48,050
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions                      (455)
                                                                     ----------
NET LOSS ON INVESTMENTS                                                (555,849)
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $1,310,531
                                                                     ==========

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                  Six Months
                                                                                                     Ended
                                                                                                    4/30/02             Year Ended
                                                                                                  (Unaudited)            10/31/01
                                                                                                  -----------          -----------
FROM OPERATIONS
   Net investment income (loss)                                                                   $ 1,866,380          $ 3,257,493
   Net realized gain (loss)                                                                          (663,698)            (627,470)
   Net change in unrealized appreciation (depreciation)                                               107,849            1,670,763
                                                                                                  -----------          -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                      1,310,531            4,300,786
                                                                                                  -----------          -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                  (1,261,141)          (2,109,628)
   Net investment income, Class B                                                                    (342,692)            (715,531)
   Net investment income, Class C                                                                    (435,104)            (616,987)
                                                                                                  -----------          -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                       (2,038,937)          (3,442,146)
                                                                                                  -----------          -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (5,066,235 and 4,644,565 shares, respectively)                    23,061,803           21,240,221
   Net asset value of shares issued from reinvestment of distributions
     (193,947 and 337,827 shares, respectively)                                                       881,437            1,542,212
   Cost of shares repurchased (1,420,662 and 2,578,340 shares, respectively)                       (6,469,300)         (11,787,021)
                                                                                                  -----------          -----------
Total                                                                                              17,473,940           10,995,412
                                                                                                  -----------          -----------
CLASS B
   Proceeds from sales of shares (701,965 and 940,042 shares, respectively)                         3,183,291            4,280,445
   Net asset value of shares issued from reinvestment of distributions
     (52,410 and 117,460 shares, respectively)                                                        237,472              533,955
   Cost of shares repurchased (523,746 and 483,205 shares, respectively)                           (2,376,377)          (2,196,278)
                                                                                                  -----------          -----------
Total                                                                                               1,044,386            2,618,122
                                                                                                  -----------          -----------
CLASS C
   Proceeds from sales of shares (3,512,397 and 1,612,717 shares, respectively)                    15,995,035            7,358,163
   Net asset value of shares issued from reinvestment of distributions
     (56,887 and 72,275 shares, respectively)                                                         258,991              330,507
   Cost of shares repurchased (638,631 and 939,560 shares, respectively)                           (2,913,015)          (4,291,189)
                                                                                                  -----------          -----------
Total                                                                                              13,341,011            3,397,481
                                                                                                  -----------          -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                       31,859,337           17,011,015
                                                                                                  -----------          -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                           31,130,931           17,869,655

NET ASSETS
   Beginning of period                                                                             56,952,686           39,083,031
                                                                                                  -----------          -----------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF
     ($235,472) AND ($62,915), RESPECTIVELY]                                                      $88,083,617          $56,952,686
                                                                                                  ===========          ===========

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                                                   FINANCIAL HIGHLIGHTS
                          (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS A
                                                  ------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                         YEAR ENDED OCTOBER 31
                                                   04/30/02       --------------------------------------------------------
                                                  (UNAUDITED)      2001         2000        1999         1998        1997
Net asset value, beginning of period                 $ 4.58       $ 4.49       $ 4.57      $ 4.66       $ 5.06      $ 4.91
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.13(4)      0.33         0.35        0.33         0.34        0.34
   Net realized and unrealized gain (loss)            (0.04)        0.11        (0.10)      (0.08)       (0.29)       0.14
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.09         0.44         0.25        0.25         0.05        0.48
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.14)       (0.35)       (0.33)      (0.34)       (0.34)      (0.33)
   Dividends from net realized gains                  --           --           --          --           (0.11)      --
                                                     ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                              (0.14)       (0.35)       (0.33)      (0.34)       (0.45)      (0.33)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                             (0.05)        0.09        (0.08)      (0.09)       (0.40)       0.15
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 4.53       $ 4.58       $ 4.49      $ 4.57       $ 4.66      $ 5.06
                                                     ======       ======       ======      ======       ======      ======
Total return(1)                                        2.05%(6)    10.20%        5.67%       5.57%        0.85%      10.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $51,128      $34,109      $22,637     $26,071      $33,212     $28,557

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(2)                               1.30%(3)(5)  1.22%(3)     1.00%       1.00%(3)     1.00%       1.00%
   Net investment income (loss)                        5.65%(5)     7.24%        7.67%       7.21%        6.90%       6.54%
Portfolio turnover                                       81%(6)      125%         116%        122%         126%        246%

(1) Maximum sales charges are not reflected in the total return calculation.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.36%, 1.50%, 1.50%, 1.48%, 1.55% and 1.86% for the periods ended April 30, 2002, October 31,
    2001, 2000, 1999, 1998 and 1997, respectively.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4) Computed using average shares outstanding.
(5) Annualized.
(6) Not annualized.

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                                                   FINANCIAL HIGHLIGHTS
                          (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS B
                                                  ------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                         YEAR ENDED OCTOBER 31
                                                   04/30/02       --------------------------------------------------------
                                                  (UNAUDITED)      2001         2000        1999         1998        1997
Net asset value, beginning of period                 $ 4.56       $ 4.47       $ 4.56      $ 4.65       $ 5.06      $ 4.91
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.12(7)      0.31         0.32        0.31         0.31        0.31
   Net realized and unrealized gain (loss)            (0.04)        0.11        (0.10)      (0.08)       (0.29)       0.15
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.08         0.42         0.22        0.23         0.02        0.46
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.13)       (0.33)       (0.31)      (0.32)       (0.32)      (0.31)
   Dividends from net realized gains                     --           --           --          --        (0.11)         --
                                                     ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                              (0.13)       (0.33)       (0.31)      (0.32)       (0.43)      (0.31)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                             (0.05)        0.09        (0.09)      (0.09)       (0.41)       0.15
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 4.51       $ 4.56       $ 4.47      $ 4.56       $ 4.65      $ 5.06
                                                     ======       ======       ======      ======       ======      ======
Total return(1)                                        1.78%(5)     9.69%        4.95%       5.04%        0.12%       9.51%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $12,890      $11,978       $9,171     $10,957      $12,225     $10,318

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(2)                               1.80%(4)(6)  1.71%(6)     1.50%       1.50%(6)     1.50%       1.50%
   Net investment income                               5.17%(4)     6.75%        7.18%       6.70%        6.44%       6.05%
Portfolio turnover                                       81%(5)      125%         116%        122%         126%        246%

                                                                                      CLASS C
                                                  ----------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                       YEAR ENDED OCTOBER 31          FROM INCEPTION
                                                   04/30/02       ------------------------------------------      10/1/97 TO
                                                  (UNAUDITED)      2001         2000        1999         1998      10/31/97
Net asset value, beginning of period                 $ 4.59       $ 4.48      $ 4.56      $ 4.66      $ 5.06        $ 5.15
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.12(7)      0.33        0.34        0.33        0.34          0.03
   Net realized and unrealized gain (loss)            (0.04)        0.12       (0.10)      (0.10)      (0.30)        (0.09)
                                                     ------       ------      ------      ------      ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.08         0.45        0.24        0.23        0.04         (0.06)
                                                     ------       ------      ------      ------      ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.13)       (0.34)      (0.32)      (0.33)      (0.33)        (0.03)
   Dividends from net realized gains                     --           --          --          --       (0.11)           --
                                                     ------       ------      ------      ------      ------        ------
     TOTAL DISTRIBUTIONS                              (0.13)       (0.34)      (0.32)      (0.33)      (0.44)        (0.03)
                                                     ------       ------      ------      ------      ------        ------
Change in net asset value                             (0.05)        0.11       (0.08)      (0.10)      (0.40)        (0.09)
                                                     ------       ------      ------      ------      ------        ------
NET ASSET VALUE, END OF PERIOD                       $ 4.54       $ 4.59      $ 4.48      $ 4.56      $ 4.66        $ 5.06
                                                     ======       ======      ======      ======      ======        ======
Total return(1)                                        1.91%(5)    10.40%       5.41%       5.07%       0.59%        (1.30)%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $24,066      $10,865      $7,275      $9,025     $10,665        $  575

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                               1.55%(4)(6)  1.46%(6)    1.25%       1.25%(6)    1.25%         1.25 %(4)
   Net investment income                               5.37%(4)     7.00%       7.41%       6.95%       6.70%         5.51 %(4)
Portfolio turnover                                       81%(5)      125%        116%        122%        126%          246 %(5)

(1) Maximum sales charges are not reflected in the total return calculation.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.86%, 2.00%, 2.00%, 1.98%, 2.05% and 2.36% for the periods ended April 30, 2002, October 31,
    2001, 2000, 1999, 1998 and 1997, respectively.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.61%, 1.76%, 1.74%, 1.73%, 1.80% and 2.11% for the periods ended April 30, 2002, October 31,
    2001, 2000, 1999, 1998 and 1997, respectively.
(4) Annualized.
(5) Not annualized.
(6) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(7) Computed using average shares outstanding.

                        See Notes to Financial Statements

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES

   Phoenix Multi-Series Trust (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of two investment portfolios, Phoenix Goodwin Multi-Sector Fixed Income Fund and Phoenix-Goodwin Multi-Sector Short Term Bond Fund (each a "Fund" or together the "Funds"). Each Fund has distinct investment objectives. The Multi-Sector Fixed Income Fund is a diversified Fund and its investment objective is to maximize current income consistent with the preservation of capital by investing in fixed income securities. The Multi-Sector Short Term Bond Fund is a diversified Fund and its investment objective is to provide high current income relative to short-term alternatives, while attempting to limit fluctuations in the net asset value of Fund shares resulting from movements in interest rates.

   Each Fund offers Class A, Class B and Class C shares. Class A shares of the Multi-Sector Fixed Income Fund are sold with a front-end sales charge of up to 4.75%. Class A shares of the Multi-Sector Short Term Bond Fund are sold with a front-end sales charge of up to 2.25%. Class B shares of the Multi-Sector Fixed Income Fund are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares of the Multi-Sector Short Term Bond Fund are sold with a contingent deferred sales charge which declines from 2% to zero depending on the period of time the shares are held. Class C shares of the Multi-Sector Fixed Income Fund are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class C shares of the Multi-Sector Short Term Bond Fund are sold with no sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Trust are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.


A. SECURITY VALUATION:

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

   Certain securities held by the Funds are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At April 30, 2002, the total value of these securities represented approximately 15% and 9% of net assets of Multi-Sector Fixed Income Fund and Multi-Sector Short Term Bond Fund, respectively.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

   Effective November 1, 2001, the Trust adopted the revised AICPA Audit and Accounting Guide, Audits of Investment Companies, and began to classify gains and losses on mortgage- and asset-backed securities presently included in realized gains and losses, as part of interest income. Adopting these accounting principles does not affect the Trust's net asset value, but changes the classification of certain amounts between interest income and unrealized gain/loss in the Statement of Operations. The adoption of these principles was not material to the financial statements.


C. INCOME TAXES:

   Each of the Funds is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.


D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions to shareholders are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences include the treatment of expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002 (UNAUDITED)(CONTINUED)


E. EXPENSES:

   Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.


F. FOREIGN CURRENCY TRANSLATION:

   Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.


G. FORWARD CURRENCY CONTRACTS:

   The Trust may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At April 30, 2002, the Trust had no forward currency contracts oustanding.


H. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

   Each Fund may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.


I. OPTIONS:

   The Trust may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

   The Trust will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

   The Trust may purchase options which are included in the Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At April 30, 2002, the Trust had no options.


J. SWAP AGREEMENTS:

   The Trust may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Trust may enter into swaps, including interest rate and credit default swaps. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or foreign currency (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Trust's custodian. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates. At April 30, 2002, the Trust had no swaps outstanding.

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002 (UNAUDITED) (CONTINUED)


K. LOAN AGREEMENTS:

   The Trust may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Trust's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Trust has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Trust generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Trust may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Trust purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

L. SECURITY LENDING:

   The Trust loans securities to qualified brokers through an agreement with State Street Bank and Trust Company ("State Street"). Under the terms of the agreement, the Trust receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Trust net of fees charged by State Street for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At April 30, 2002, the Trust had no securities on loan.

M. HIGH YIELD DEBT INDEX SECURITIES AND TARGETED RETURN INDEX SECURITIES:

   The Trust invests in securities that represent an interest in a diversified portfolio (the "basket") of high yield debt instruments (the "underlying securities"). Under the term of the baskets, the Trust has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Trust.

   High yield debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield credits. Certain baskets may be purchased on an unfunded basis such that the Trust receives interest payments based upon the notional amount of the basket. In connection with these investments collateral may be set aside by the Trust's custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the Trust will be required to pay the counterparty an amount equal to its pro rata share of the notional amount of the defaulted security and similarly the Trust will then receive its pro rata interest of the defaulted security or equivalent cash amount.

   Targeted return index securities are trusts in which each certificate holder owns a pro rata share of the corporate bonds that comprise the Lehman Brothers U.S. Credit Index which is a component of the Lehman Brothers U.S. Aggregate Index.


2. INVESTMENT ADVISORY FEE AND RELATED PARTY
   TRANSACTIONS

   As compensation for its services to the Trust, the adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund.

                                              1st $1       $1-2         $2 +
                                              Billion     Billion     Billion
                                              -------     -------     -------
Multi-Sector Fixed Income Fund .............   0.55%       0.50%       0.45%
Multi-Sector Short Term Bond Fund ..........   0.55%       0.50%       0.45%

   Effective February 28, 2001, the Adviser has agreed to assume expenses of the Multi-Sector Short Term Bond Fund in excess of 1.30%, 1.80% and 1.55% (1.00%, 1.50% and 1.25%, prior to that date) of the average aggregate daily net asset value of Class A, Class B and Class C shares, respectively. For the six months ended April 30, 2002, the Adviser has waived or reimbursed the Fund $19,381 for such expenses.

   As Distributor of the Trust's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions of $8,079 for Class A shares and deferred sales charges of $47,391 for Class B shares and $1,868 for Class C shares for the six months ended April 30, 2002. In addition, the Trust pays PEPCO a distribution fee at the following annual rates as a percentage of the average daily net assets of each Fund:

                                              Class A     Class B     Class C
                                              -------     -------     -------
  Multi-Sector Fixed Income Fund ...........   0.25%       1.00%       1.00%
  Multi-Sector Short Term Bond Fund ........   0.25%       0.75%       0.50%

   The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.25%. The Distributor has advised the Trust that of the total amount expensed for the six months ended April 30, 2002, $216,506 was retained by the Distributor, $242,528 was paid to unaffiliated participants, and $21,072 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX.

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002 (UNAUDITED) (CONTINUED)


   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. For the six months ended April 30, 2002, financial agent fees were $130,988 of which PEPCO received $36,607. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

   PEPCO serves as the Trust's Transfer Agent with State Street as sub-transfer agent. For the six months ended April 30, 2002, transfer agent fees were $196,874 of which PEPCO retained $72,387.

   At April 30, 2002, PNX and affiliates held shares of the Trust as follows:

                                                                    Aggregate
                                                                    Net Asset
                                                         Shares       Value
                                                         ------     ----------
Multi-Sector Fixed Income Fund, Class A ...............  95,979     $1,013,538
Multi-Sector Short Term Bond Fund, Class A ............  39,634        179,541


3. PURCHASE AND SALE OF SECURITIES

   Purchases and sales of securities during the six months ended April 30, 2002 (excluding short-term securities and U.S. Government and agency securities) aggregated the following:

                                                     Purchases        Sales
                                                   ------------   ------------
Multi-Sector Fixed Income Fund ..................  $106,957,273   $120,230,759
Multi-Sector Short Term Bond Fund ...............    50,425,841     27,627,624


   Purchases and sales of U.S. Government and agency securities during the six months ended April 30, 2002, aggregated the following:

                                                     Purchases        Sales
                                                    -----------    -----------
Multi-Sector Fixed Income Fund ..................   $21,494,508    $16,904,512
Multi-Sector Short Term Bond Fund ...............    37,980,919     26,440,589


4. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risk than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   High yield-high risk securities typically entail greater price volatility and principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the subadviser to accurately predict risk.

   The Trust may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the Trust, positive or negative, than if the Trust did not concentrate its investments in such sectors.


5. CAPITAL LOSS CARRYOVERS

   The Funds have capital loss carryforwards which may be used to offset future capital gains as follows:

                                         Multi-Sector Fixed   Multi-Sector Short
Expiration Date                            Income Fund          Term Bond Fund
---------------                          ------------------   ------------------
2003 ..................................      $        --          $   36,672
2006 ..................................        8,655,748           2,003,262
2007 ..................................       41,913,137           1,576,614
2008 ..................................        9,038,031           1,183,936
2009 ..................................        7,649,946             596,287


   This report is not authorized for distribution to prospective investors in the Phoenix Multi-Series Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, Funds' record and other pertinent information.

PHOENIX MULTI-SERIES TRUST

101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
James D. Wehr, Senior Vice President
David L. Albrycht, Vice President
Robert S. Driessen, Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                         WWW.PHOENIXINVESTMENTS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                                                                 ---------------
                                                                    PRESORTED
                                                                     STANDARD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                  Louisville, KY
                                                                 Permit No. 1051
                                                                 ---------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
[GRAPHIC OMITTED]

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or WWW.PHOENIXINVESTMENTS.COM.

PXP 1513 (6/02)